Employee Benefit Plans (Stock Options Outstanding And Exercisable) (Details) $ / shares in Units, $ in Thousands	12 Months Ended
Dec. 31, 2016 USD ($) $ / shares shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
No. of Options Outstanding | shares	86,613
Aggregate Intrinsic Value (in thousands) | $	$ 2,296
No. of Options Currently Exercisable | shares	3,000
Aggregate Intrinsic Value of Options Currently Exercisable (in thousands) | $	$ 114
$ 25.00 - 29.99
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
No. of Options Outstanding | shares	1,250
Weighted-Average Remaining Contractual Life (Months)	$ 28.15
Weighted-Average Remaining Contractual Life (Months)	2 years 2 months 22 days
Aggregate Intrinsic Value (in thousands) | $	$ 49
No. of Options Currently Exercisable | shares	1,250
Weighted-Average Exercise Price of Options Currently Exercisable	$ 28.15
Weighted-Average Remaining Contractual Life (Months)	2 years 2 months 22 days
Aggregate Intrinsic Value of Options Currently Exercisable (in thousands) | $	$ 49
$ 25.00 - 29.99 | Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Ranges Of Exercise Prices	$ 25.00
$ 25.00 - 29.99 | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Ranges Of Exercise Prices	$ 29.99
30.00 - 34.99
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
No. of Options Outstanding | shares	1,750
Weighted-Average Remaining Contractual Life (Months)	$ 30.38
Weighted-Average Remaining Contractual Life (Months)	1 year 11 months
Aggregate Intrinsic Value (in thousands) | $	$ 65
No. of Options Currently Exercisable | shares	1,750
Weighted-Average Exercise Price of Options Currently Exercisable	$ 30.38
Weighted-Average Remaining Contractual Life (Months)	1 year 11 months
Aggregate Intrinsic Value of Options Currently Exercisable (in thousands) | $	$ 65
30.00 - 34.99 | Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Ranges Of Exercise Prices	$ 30.00
30.00 - 34.99 | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Ranges Of Exercise Prices	$ 34.99
35.00 - 39.99
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
No. of Options Outstanding | shares	32,351
Weighted-Average Remaining Contractual Life (Months)	$ 36.51
Weighted-Average Remaining Contractual Life (Months)	5 years 8 months 5 days
Aggregate Intrinsic Value (in thousands) | $	$ 1,006
No. of Options Currently Exercisable | shares	0
Weighted-Average Exercise Price of Options Currently Exercisable	$ 0.00
Aggregate Intrinsic Value of Options Currently Exercisable (in thousands) | $	$ 0
35.00 - 39.99 | Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Ranges Of Exercise Prices	$ 35.00
35.00 - 39.99 | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Ranges Of Exercise Prices	$ 39.99
40.00 - 44.99
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
No. of Options Outstanding | shares	38,301
Weighted-Average Remaining Contractual Life (Months)	$ 43.99
Weighted-Average Remaining Contractual Life (Months)	8 years 6 months
Aggregate Intrinsic Value (in thousands) | $	$ 904
No. of Options Currently Exercisable | shares	0
Weighted-Average Exercise Price of Options Currently Exercisable	$ 0.00
Aggregate Intrinsic Value of Options Currently Exercisable (in thousands) | $	$ 0
40.00 - 44.99 | Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Ranges Of Exercise Prices	$ 40.00
40.00 - 44.99 | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Ranges Of Exercise Prices	$ 44.99
45.00 - 50.00
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
No. of Options Outstanding | shares	12,961
Weighted-Average Remaining Contractual Life (Months)	$ 46.61
Weighted-Average Remaining Contractual Life (Months)	8 years 2 months
Aggregate Intrinsic Value (in thousands) | $	$ 272
No. of Options Currently Exercisable | shares	0
Weighted-Average Exercise Price of Options Currently Exercisable	$ 0.00
Aggregate Intrinsic Value of Options Currently Exercisable (in thousands) | $	$ 0
45.00 - 50.00 | Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Ranges Of Exercise Prices	$ 45.00
45.00 - 50.00 | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Ranges Of Exercise Prices	$ 50.00